Income Taxes 8 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 7,000,000
Accrued interest and penalties related to unrecognized income tax benefits	1,800,000	2,900,000	4,500,000
Net accrued interest and penalties, total	$ 18,200,000	$ 16,800,000
IRS deposit	TDS and its subsidiaries file federal and state income tax returns. In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group’s federal income tax returns for the tax years 2002 through 2005, TDS made a $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position. The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit. The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this $38 million deposit to TDS in 2010.
Open Tax Years By Major Tax Jurisdiction	after 2007